UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None









I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:101

Form 13F Information Table Value Total:488,651

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF: 12/31/2002

NAME OF   	    				   CUSIP	FAIR	MKT SHARES		VOTING
                         				VALUE PRINCIPAL 	     AUTHORITY
AMERICAN CAPITAL STRATEGIES LTD      24937104   1,670	     77,343	   77,343
BAXTER INTERNATIONAL CONV PFD        71813406   1,503	     30,000	        0
CHUBB CORPORATION CONV PFD $25       171232309    505	     20,000	        0
CIENA CORP                           171779101     51	     10,000	   10,000
CORNING INC                          219350105     99	     30,000	   30,000
DIAMONDS TRUST SER I                 252787106  1,873	     22,428	   22,428
EMC CORP/MASS                        268648102     85	     13,860	   13,860
FORD MOTOR CO CAP TR II CONV         345395206  2,451	     60,000	        0
GENERAL MTRS CNV PFD B PT3/6/14      370442733  8,316	    360,000	        0
GENERAL MTRS CNV PFD A PT3/6/07      370442741  2,910	    120,000	        0
GLADSTONE CAPITAL CORP               376535100     16	      1,000	    1,000
INTEL CORP                           458140100    156	     10,000	   10,000
ISHARES COHEN & STEERS REALTY        464287564    100	      1,225	    1,225
MASSMUTUAL CORP INVESTORS            576292106      8	        400	      400
MASSMUTUAL PARTICIPATION INV         576299101     36	      3,836	    3,836
MCDATA CORPORATION                   580031201      4	        510	      510
NASDAQ-100 INDEX TRACKING STK        631100104    739	     30,340	   30,340
NEWTEK BUSINESS SERVICES INC         652526104     70	     16,000    16,000
NORTEL NETWORKS CORP                 656568102     32	     20,000	   20,000
PEGASUS COMMUNICATIONS CORP          705904100      5	      3,819	    3,819
PENNEY J C INC                       708160106     85	      3,712	    3,712
SUN MICROSYSTEMS INC                 866810104     49	     15,681	   15,681
UNITED GLOBAL COM INC                913247508      1	        500	      500
AT&T WIRELESS SERVICES INC           00209A106     31	      5,474	    5,474
ADVANCED MICRO DEVICES CONV SR       007903AF4  1,126	  1,000,000	        0
AFFILIATED COMPUTER SVCS CONV NT     008190AF7    687	    500,000	        0
AGERE SYSTEMS CONV SUB NT            00845VAA8     78	    100,000	        0
AGILENT TECH INC CONV SR DEB PT      00846UAB7  1,438	  1,500,000	        0
ALLIED CAPITAL CORP                  01903Q108     51	      2,358	    2,358
ALZA CORP CONV ZRO CPN SUB DEB       02261WAB5    778	  1,000,000	        0
AMER ONLINE CONV SUB 0% PT12/6/04    02364JAC8 53,352	 96,130,000	        0
AMGEN INC CNV ZERO CPN SR NT         031162AE0 81,724 111,000,000	        0
ANADARKO PETROLEUM CONV ZERO DEB     032511AP2    611	  1,000,000	        0
BISYS GROUP INC CONV SUB NT          055472AB0    469	    500,000	        0
BAXTER INTERNATIONAL CONV DEBS       071813AR0 13,860	 14,000,000	        0
BEA SYSTEMS INC CONV SUB NT          073325AD4    910	  1,000,000	        0
BEST BUY CONV NT PT 1/15/07          086516AF8    424	    500,000	        0
BURR BROWN CORP CONV SUB NT          122574AF3  1,506	  1,500,000	        0
CKE RESTAURANTS INC CONV SUB NT      12561EAB1  3,092	  3,250,000	        0
CSX CORP ZERO CPN CONV DEB           126408GA5 20,100	 24,000,000	        0
CLEAR CHANNEL COMM CONV SR NT        184502AB8 24,813	 25,000,000	        0
COMMSCOPE INC CONV SUB NT            203372AB3  4,050	  5,000,000	        0
COMMUNITY HEALTH SYSTEMS CONV SUB    203668AA6    740	    750,000	        0
CORNING INC CONV SR DEB NT           219350AK1    518	    750,000	        0
CORRECTIONS CORP OF AMERICA INC      22025Y407  8,345	    486,588	  486,588
COSTCO COS CNV ZERO SUB NT           22160QAC6    693	  1,000,000	        0
COX COMM INC CONV SUB DEB PT         224044AX5 10,010	 22,000,000	        0
CYPRESS SEMICONDUCTOR CORP CONV      232806AF6    798	  1,000,000	        0
DEVON ENERGY CORP SR CONV DEB        25179MAA1  4,589	  4,572,000	        0
DEVON ENERGY CORP SR CONV DEB        25179MAB9  7,319	  7,274,000	        0
DIAMOND OFFSHORE ZERO CPN CONV       25271CAC6 10,859	 20,016,000	        0
E*TRADE GROUP INC CONV SUB NT        269246AD6    415	    500,000	        0
ECHOSTAR COMMUNICATIONS CONV SUB     278762AD1    443	    500,000	        0
EMULEX CORP CONV SUB NT              292475AB6  1,424	  1,750,000	        0
FRANKLIN RES CONV ZERO SR NT         354613AC5  9,950	 16,864,000	        0
GAP INC CONV SR NT                   364760AJ7    624	    500,000	        0
HILTON HOTELS CORP CONV SUB NT       432848AL3  5,745	  6,000,000	        0
IDEC PHARMACEUTICALS ZERO CPN        449370AE5    556	  1,000,000	        0
ISTAR FINANCIAL INC                  45031U101     52	      1,836	    1,836
INTERIM SERVICES INC CONV SUB NT     45868PAA8  1,813	  2,000,000	        0
INTL PAPER ZERO CPN CONV DEB         460146BM4  9,897	 18,806,000	        0
INTERPUBLIC GROUP COS CONV SUB       460690AF7  1,753	  2,000,000	        0
INTERPUBLIC GROUP CO INC CONV        460690AJ9  7,244	  9,500,000	        0
JDS UNIPHASE CORP                    46612J101     49	     20,000	   20,000
JABIL CIRCUIT CONV SUB NT            466313AA1    968	  1,000,000	        0
KERR-MCGEE CORP CONV SUB NT          492386AP2  1,626	  1,500,000	        0
KING PHARM INC SR CONV SR DEB        495582AG3    450	    500,000	        0
L-3 COMM HLDGS CONV SR NT            502424AD6  1,121	  1,000,000	        0
LAM RESEARCH CORP CONV SUB NT        512807AE8    435	    500,000	        0
LEGG MASON CONV ZERO SR NT PT6/6/03  524901AG0    253	    500,000	        0
LIBERTY MEDIA CONV SR NT             530715AG6    808	  1,500,000	        0
AT&T CORP-LIBERTY MEDIA CONV SR NT   530715AN1    962	  1,500,000	        0
LIBERTY MEDIA CONV SR DEB            530715AR2  1,406	  1,500,000	        0
LOWES CO CONV SR ZERO LYON           548661CF2    738	  1,000,000	        0
MASCO CORP ZERO CPN CONV SR NT       574599AW6 25,650	 60,000,000	        0
MCG CAPITAL CORP                     58047P107     36	      3,304	    3,304
MEDTRONIC INC CONV PT 9/15/02        585055AB2  1,048	  1,000,000	        0
MERRILL LYNCH CONV ZERO LYONS        590188A73    973	  1,000,000	        0
MIRANT CORP CONV SR NT               604675AC2    209	    500,000	        0
NETWORK ASSOCIATES INC CONV SUB      64123LAB7    613	    500,000	        0
OMNICARE INC CONV NT                 681904AD0    954	  1,000,000	        0
SPDR TRUST SERIES 1                  78462F103    566	      6,414	    6,414
SPX CORP CONV LYONS ZERO CPN NT      784635AD6    615	  1,000,000	        0
SEACOR HOLDINGS INC CONV BD SUB      811904AE1    157	    145,000	        0
SIEBEL SYSTEMS INC CONV SUB NT       826170AC6  8,753	  9,000,000	        0
SOLECTRON CORP ZERO CONV NT PT       834182AK3 10,413	 16,966,000	        0
SOLECTRON CORP CONV ZERO NT PUT      834182AL1  2,050	  4,000,000	        0
STMICROELECTRONICS NV CONV SUB       861012AB8  1,730	  2,000,000	        0
SYMANTEC CORP CONV SUB NT            871503AB4    704	    500,000	        0
TELEFONOS DE MEXICO S A CONV SR      879403AD5  1,194	  1,000,000	        0
TERADYNE INC CONV SR NT              880770AD4    448	    500,000	        0
THERMOTREX CORP CONV SUB DEB         883556AJ1  1,793	  2,000,000	        0
TOTAL RENAL CARE HLDGS CONV SUB      89151AAC1    703	    700,000	        0
TRANSOCEAN SEDCO ZERO CPN CONV       893830AA7  6,150	 10,000,000	        0
TRAVELERS PROPERTY CASUALTY-A        89420G109      4	        258	      258
TRAVELERS PPTY CSLTY SUB CONV        89420G307    894	     40,000	        0
TRAVELERS PROPERTY CASUALTY-B        89420G406      8	        531	      531
VERITAS SOFTWARE CORP CONV DISC      92343RAA1  2,580	  3,000,000	        0
VERIZON GLOBL FDG CONV ZERO NT       92344GAN6 19,173	 33,200,000	        0
VISHAY INTERTECH 0 CNV SUB NT        928298AD0    862	  1,600,000	        0
WORLDCOM INC MCI GROUP               98157D304      0	        212       212
SCOTTISH ANNUITY & LIFE HLDG         G7885T104 77,912	  4,532,380 4,532,380